Stock Split (Details Narrative) - $ / shares	Sep. 08, 2019	Dec. 31, 2020	Dec. 03, 2020	Dec. 31, 2019	Sep. 07, 2019
Equity [Abstract]
Stock split, description	14,350.143-for-1
Common shares outstanding	70,000,000	103,239,099		103,239,099	4,878
Shares issued price per share			$ 0.001